RELATED PARTY TRANSACTIONS - Revenue (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Transactions with related parties
Total	Rp 9,037	Rp 7,655	Rp 6,760
% of total revenues	6.67%	5.84%	5.27%
Ministry of Finance
Transactions with related parties
Total	Rp 101	Rp 258	Rp 280
% of total revenues	0.07%	0.20%	0.22%
Entities under common control
Transactions with related parties
Total	Rp 8,757	Rp 7,269	Rp 5,987
% of total revenues	6.46%	5.54%	4.65%
Government agencies
Transactions with related parties
Total	Rp 3,894	Rp 3,720	Rp 2,568
% of total revenues	2.87%	2.84%	2.00%
Indosat
Transactions with related parties
Total	Rp 860	Rp 1,002	Rp 1,789
% of total revenues	0.63%	0.77%	1.39%
BRI
Transactions with related parties
Total	Rp 619	Rp 397	Rp 237
% of total revenues	0.46%	0.30%	0.18%
BNI
Transactions with related parties
Total	Rp 578	Rp 188	Rp 105
% of total revenues	0.43%	0.14%	0.08%
Taspen
Transactions with related parties
Total	Rp 298	Rp 7
% of total revenues	0.22%	0.01%
BTN
Transactions with related parties
Total	Rp 258	Rp 179	Rp 129
% of total revenues	0.19%	0.14%	0.10%
Pegadaian
Transactions with related parties
Total	Rp 229	Rp 228	Rp 115
% of total revenues	0.17%	0.17%	0.09%
Pos Indonesia
Transactions with related parties
Total	Rp 216	Rp 50	Rp 47
% of total revenues	0.16%	0.04%	0.04%
Bank Mandiri
Transactions with related parties
Total	Rp 204	Rp 173	Rp 157
% of total revenues	0.15%	0.13%	0.12%
Pertamina
Transactions with related parties
Total	Rp 196	Rp 183	Rp 94
% of total revenues	0.14%	0.14%	0.07%
Peruri
Transactions with related parties
Total	Rp 164	Rp 120
% of total revenues	0.12%	0.09%
Kimia Farma
Transactions with related parties
Total	Rp 161	Rp 72	Rp 36
% of total revenues	0.12%	0.06%	0.03%
KAI
Transactions with related parties
Total	Rp 144	Rp 83	Rp 18
% of total revenues	0.11%	0.06%	0.01%
Garuda Indonesia
Transactions with related parties
Total	Rp 112	Rp 105	Rp 55
% of total revenues	0.08%	0.08%	0.04%
Others
Transactions with related parties
Total	Rp 824	Rp 762	Rp 637
% of total revenues	0.61%	0.57%	0.50%
Associated companies
Transactions with related parties
Total	Rp 75	Rp 55	Rp 178
% of total revenues	0.06%	0.04%	0.15%
Other related entities
Transactions with related parties
Total	Rp 104	Rp 73	Rp 315
% of total revenues	0.08%	0.06%	0.25%